Consolidated Statements of Loss and Comprehensive Loss - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue
Subcontract revenue	$ 3	$ 59
Interest income	298	509
Total Revenue	301	568
Expenses
Research and development	26,605	18,986
General and administrative	15,205	10,140
Government assistance (note 5)	(6,690)	(2,432)
Accreted interest and valuation adjustments (note 9)	36	1,239
Total Expenses	35,156	27,933
Net loss and comprehensive loss for the year	$ (34,855)	$ (27,365)
Basic and diluted loss per share	$ (0.58)	$ (0.55)
Weighted-average shares outstanding	60,305,264	49,653,578